Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—67.4%
		Communication Services—5.4%
14,658		Activision Blizzard, Inc.	$1,207,379
521,541	[1]	Alibaba Pictures Group Ltd.	55,583
1,226	[1]	Alphabet, Inc., Class A	3,547,983
1,164	[1]	Alphabet, Inc., Class C	3,386,355
41,843		America Movil S.A.B. de C.V.	41,022
224		ATN International, Inc.	10,212
68,463		Auto Trader Group PLC	592,162
849	[1]	Baidu, Inc., ADR	133,310
1,700		Capcom Co. Ltd.	47,399
3,377	[1]	CarGurus, Inc.	102,593
1		Cheil Communications, Inc.	20
4,084	[1]	China Literature Ltd.	34,255
369,966		China Tower Corp Ltd.	48,527
1		Cyfrowy Polsat, S.A.	10
3,455		E.W. Scripps Co.	64,056
4,832	[1]	Facebook, Inc.	1,833,164
5,884	[1]	GOGO, Inc.	79,140
8,125		Gray Television, Inc.	184,762
2,298		Hellenic Telecommunication Organization SA	45,241
2	[1]	Hello Group, Inc., ADR	26
2	[1]	HUYA, Inc., ADR	21
610		IDT Corp.	26,523
1,345	[1]	Info Edge India Ltd.	113,892
2	[1]	iQIYI, Inc., ADR	18
603		Kakao Corp.	80,343
5,846		LG Uplus Corp.	70,710
3,071	[1]	Loral Space & Communications Ltd.	129,013
44	[1]	Meredith Corp.	1,892
18,822	[1]	Mobile Telecommunications Co. Saudi Arabia	72,668
10,162		Mobile Telesystems, ADR	95,320
16,699	[1]	MTN Group Ltd.	153,677
4,778		NetEase, Inc.	92,475
12,061		New York Times Co., Class A	612,458
1		News Corp., Inc., Class A	22
44,915		News Corp., Inc., Class B	989,477
506		NHN Corp.	191,141
883		Nintendo Co. Ltd.	424,368
13,875		Omnicom Group, Inc.	1,015,927
8,159	[1]	Orbcomm, Inc.	93,747
9,672	[1]	Pinterest, Inc.	537,473
23,224		Proximus	455,200
15,898		Quebecor, Inc., Class B	396,678
206		Saudi Telecom Co.	7,413
10,636		Scout24 Holding GmbH	893,939

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
431		SK Telecom Co. Ltd.	$110,577
12,442	[1]	Skillz, Inc.	146,442
6,949		Square Enix Holdings Co. Ltd.	403,399
174	[1]	TechTarget, Inc.	14,717
678		Tegna, Inc.	12,014
274,568		Telefonica Deutschland Holding AG	770,399
9,722		Telefonica SA	48,032
7,498		Telenor ASA	131,391
22,496		Tencent Holdings Ltd.	1,384,252
2,436	[1]	Thryv Holdings, Inc.	75,492
37,187		TIM S.A./Brazil	89,609
10,708		Vodacom Group Ltd.	105,857
1	[1]	Vonage Holdings Corp.	14
1,543	[1]	Weibo Corp., ADR	77,952
2,235	[1]	Yandex N.V.	169,493
5,301	[1]	Zillow Group, Inc.	506,776
1	[1]	Zillow Group, Inc.	96
69,923	[1]	Zynga, Inc.	618,819
		TOTAL	22,532,925
		Consumer Discretionary—7.9%
8,626		ABC-Mart, Inc.	461,407
2,129	[1]	Abercrombie & Fitch Co., Class A	76,133
1,616	[1]	Academy Sports and Outdoors, Inc.	71,540
907	[1]	Adtalem Global Education, Inc.	33,559
54,008	[1]	Alibaba Group Holding Ltd.	1,130,789
1,745	[1]	Amazon.com, Inc.	6,056,529
1,000		Anta Sports Products Ltd.	20,584
26,096		Aramark	907,880
426	[1]	Asbury Automotive Group, Inc.	79,338
2,638		Balkrishna Industries Ltd.	82,909
17,755		Berkeley Group Holdings PLC	1,178,742
1,723		Big Lots, Inc.	83,841
1		Block (H&R), Inc.	26
5,570		BYD Co. Ltd.	188,250
2,200		BYD Co. Ltd.	94,479
6,545		Canadian Tire Corp. Ltd.	996,029
8,497	[1]	Capri Holdings Ltd.	480,165
1	[1]	Carnival Corp.	24
3,255		Carriage Services, Inc.	150,479
10,930		Casio Computer Co. Ltd.	168,657
16,068		China Meidong Auto Holdings Ltd.	80,629
22,474		Chongqing Changan Automobile Co. Ltd.	71,702
1		Coway Co. Ltd.	67
1,756	[1]	CROCs, Inc.	250,792
254		Dillards, Inc., Class A	48,377
1,969	[1]	Dine Brands Global, Inc.	162,876
618	[1]	DoorDash, Inc.	118,285
2,171		eBay, Inc.	166,603
2,300		Ecovacs Robotics Co. Ltd.	52,118

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,148	[1]	Etsy, Inc.	$248,266
1,559	[1]	Everi Holdings, Inc.	35,467
2,654		Evolution AB	429,220
13,291		Fuyao Glass Industry Group Co. Ltd.	81,750
7,012		Gildan Activewear, Inc.	269,553
521,777	[1]	Gome Electrical Appliances Holdings Ltd.	56,285
26,928		Great Wall Motor Company Limited	123,612
1		Greek Organization of Football Prognostics	16
2,856	[1]	Green Brick Partners, Inc.	71,371
693		Group 1 Automotive, Inc.	114,650
26,000		Haier Smart Home Co. Ltd.	97,804
1		Halla Climate Control Co.	14
2,032		Hankook Tire Co. Ltd.	81,485
179		Hermes International	262,844
873		Hibbett, Inc.	83,537
2,933		Home Depot, Inc.	956,686
1,683	[1]	Houghton Mifflin Harcourt Co.	22,670
165		Hyundai Motor Co.	30,135
8,025	[1]	International Game Technology PLC	172,457
1,385		Jack in the Box, Inc.	146,755
5,246	[1]	JD.com, Inc.	206,299
408		Johnson Outdoors, Inc., Class A	46,834
1,750		Jubilant Foodworks Ltd.	95,619
640		Kering	511,135
2,005		Kia Corp.	146,634
4,817		Koito Manufacturing Co. Ltd.	294,291
10,649		La Francaise des Jeux SAEM	550,798
1,358		LCI Industries	192,374
4,539		Lear Corp.	725,968
2,643		Lennar Corp., Class B	231,315
938		LG Electronics, Inc.	114,465
2,000		Li Ning Co. Ltd.	26,798
3,213		Lowe’s Cos., Inc.	655,099
1	[1]	Lumber Liquidators, Inc.	21
2,306		LVMH Moet Hennessy Louis Vuitton SA	1,712,196
14,303		Magna International, Inc.	1,129,480
2,144	[1]	MarineMax, Inc.	104,241
2,400		McDonald’s Holdings Co. (Japan), Ltd.	114,512
10,955	[1]	Meituan	349,863
225	[1]	Meritage Corp.	25,097
17,073		MGM Resorts International	727,651
1		Michelin, Class B	162
3		Mr. Price Group Ltd.	45
1,269		Naspers Ltd., Class N	217,704
9,290		Newell Brands, Inc.	236,059
9,500		Next PLC	1,033,627
6,539	[1]	NIO, Inc., ADR	257,048
12,902	[1]	Norwegian Cruise Line Holdings Ltd.	333,388
1,535		Pandora A/S	183,777

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,067		Patrick Industries, Inc.	$87,078
1	[1]	Penn National Gaming, Inc.	81
1	[1]	Perdoceo Education Corp.	11
18,022		Petrobras Distribuidora SA	94,766
1,023	[1]	Pinduoduo, Inc., ADR	102,320
7,787	[1]	Prosus NV	691,314
400		PT Astra International Tbk	146
79,100		PTT Oil & Retail Business PCL	74,151
12,789		Pulte Group, Inc.	688,816
1,982	[1]	PVH Corp.	207,694
17,100		Qingdao Haier Co. Ltd.	71,530
428	[1]	Red Rock Resorts, Inc.	20,035
576		S.A.C.I. Falabella	2,281
387		Shimano, Inc.	113,561
1,489		Signet Jewelers Ltd.	117,929
5,445		Smith & Wesson Brands, Inc.	131,388
2,752	[1]	Sportsman’s Warehouse Holdings, Inc.	48,820
2,390		Standard Motor Products, Inc.	102,507
12,620		Stanley Electric Co. Ltd.	314,818
2,965		Stellantis N.V.	59,375
2,074		Sturm Ruger & Co., Inc.	162,166
17,444		Suzuki Motor Corp.	753,205
2,862		Target Corp.	706,857
2	[1]	Tata Motors Ltd.	8
67,700		TCL Corp.	74,612
1,285		The Aaron’s Company, Inc.	34,078
31,651		The Wendy’s Co.	728,606
1		Thor Industries, Inc.	113
3,331		Topsports International Holdings Ltd.	4,391
121		Travel + Leisure Co.	6,626
4,289	[1]	Vipshop Holdings Ltd., ADR	63,434
360	[1]	Vista Outdoor, Inc.	14,706
538	[1]	Wayfair, Inc.	151,044
1		Woolworths Holdings Ltd.	4
4,777		Wyndham Hotels & Resorts, Inc.	347,288
31	[1,2]	XPEL, Inc.	2,355
1	[1]	XPeng, Inc., ADR	43
48,271		Yadae Group Holdings Ltd.	85,650
405		Yum China Holding, Inc.	24,932
10,275		Zhongsheng Group Holdings	85,668
1	[1]	Zumiez, Inc.	40
		TOTAL	32,894,333
		Consumer Staples—3.5%
2,515		Abdullah Al Othaim Markets Co.	77,246
6,766		Alimentation Couche-Tard, Inc., Class B	273,397
5,659		Almarai Co, Ltd.	87,504
41,163		Ambev SA	136,127
1,620	[1]	Beauty Health Co./The	41,650
31,707		Becle SA de CV	81,320

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
990	[1]	Bellring Brands, Inc.	$33,432
11,531		BIM Birlesik Magazalar AS	99,624
2,390	[1]	BJ’s Wholesale Club Holdings, Inc.	135,417
875		Calavo Growers, Inc.	41,055
201,700		Charoen Pokphand Foods Public Co. Ltd.	90,303
102,424		Charoen Pokphand Foods Public Co. Ltd.	85,734
10,273		China Feihe Ltd.	18,607
24,641		China Mengniu Dairy Co. Ltd.	148,164
15,523		China Resources Enterprises Ltd.	127,649
123		CJ CheilJedang Corp.	48,015
5,013		Clicks Group, Ltd.	104,417
3,678		Colgate-Palmolive (India) Ltd.	84,902
887		Cosmos Pharmaceutical Corp.	156,765
8		E-Mart Co. Ltd.	1,231
2,929		Empire Co. Ltd., Class A	94,720
8,290		George Weston Ltd.	893,623
6,899		Gruma S.A., Class B	78,594
38,132		Grupo Bimbo S.A.B. de CV, Class A	96,298
4,286	[1]	Herbalife Ltd.	220,043
758		Hindustan Lever Ltd.	28,222
12,571		Hormel Foods Corp.	572,483
27,618		Imperial Brands PLC	585,488
449		J&J Snack Foods Corp.	73,528
16,005	[1]	JBS S.A.	96,479
12,120		Kesko	500,517
1		Kimberly-Clark Corp.	138
47,592		Kimberly-Clark de Mexico	84,454
2,615		Kobayashi Pharmaceutical Co. Ltd.	204,556
4,766		Kobe Bussan Co. Ltd.	185,392
1,347		Korea Tobacco & Ginseng Corp.	94,702
21,066		Lion Corp.	358,516
14,239		Loblaw Cos. Ltd.	1,003,214
3,581		L’Oreal SA	1,678,724
6,300	[2]	Magnit, GDR	95,603
11,980	[1]	Marico Ltd.	89,461
3,836		Metro, Inc., Class A	195,411
276	[1]	National Beverage Corp.	12,848
435		Nestle India Ltd.	116,112
5,166		Nestle S.A.	653,212
16,866		Perlis Plantations Bhd	75,277
769		Pigeon Corp.	22,249
2,360		PT Gudang Garam Tbk	5,465
34,146	[1]	PT Indofood Sukses Makmur	14,764
18,071	[1]	Raia Drogasil S.A.	89,328
946	[1]	Rite Aid Corp.	16,782
50		Sanderson Farms, Inc.	9,825
503		Sanfilippo (John B. & Sons), Inc.	42,750
7,438		Savola Group Co.	79,644
9,550		Seven & I Holdings Co. Ltd.	417,760

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
560		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	$24,010
8,650		Shoprite Holdings Ltd.	109,466
3,232		Suntory Beverage and Food Ltd.	129,337
9,509		Tata Global Beverages Ltd.	112,793
119,941		Thai Union Frozen Products Public Co. Ltd.	73,997
185		The Anderson’s, Inc.	5,620
27,892		The Coca-Cola Co.	1,570,599
380		The Spar Group, Ltd.	5,443
3		Tiger Brands Ltd.	38
21,166		Tingyi (Cayman Isln) Hldg Co.	37,676
14,193		Toyo Suisan Kaisha Ltd.	587,411
7,505		Tsingtao Brewery Co. Ltd.	61,424
1,431	[1]	United Natural Foods, Inc.	52,661
1,434	[1]	USANA Health Sciences, Inc.	139,141
12,319		Vector Group Ltd.	185,031
735,802		WH Group Ltd.	638,933
1,526		Yakult Honsha Co. Ltd.	87,887
6,700		Yihai Kerry Arawana Holdings Co., Ltd.	70,006
		TOTAL	14,550,214
		Energy—1.8%
1,095		Cactus, Inc.	41,073
2,006	[1]	Championx Corp.	46,800
136,942		China Petroleum & Chemical Corp.	66,034
1,200	[1]	Extraction Oil & Gas, Inc.	54,636
6,912		Exxaro Resources Ltd.	87,755
48,937		Exxon Mobil Corp.	2,668,045
4,405	[1]	Frank’s International N.V.	12,686
1,347		GS Holdings Corp.	49,052
39,031		Imperial Oil Ltd.	1,032,969
7,347		Marathon Petroleum Corp.	435,457
414	[1]	Meta Materials, Inc.	1,925
93	[1]	Nabors Industries Ltd.	7,844
70		Oasis Petroleum, Inc.	6,061
11,990	[1]	Oceaneering International, Inc.	147,477
141		OMV AG	7,802
3,853		Ovintiv, Inc.	105,033
8,818		Parkland Fuel Corp.	263,285
111,177		PetroChina Co. Ltd.	48,352
965	[1]	Petroleo Brasileiro SA	5,211
10,736		Phillips 66	763,222
1,669		Polski Koncern Naftowy Orlen SA	32,494
11,890	[1]	Propetro Holding Corp.	92,029
50,568		PT United Tractors	70,970
8,079		Reliance Industries Ltd.	249,133
679		RPC, Inc.	2,601
385		Saudi Arabian Oil Co. (Aramco)	3,608
1,174		SM Energy Co.	22,423
2,202		Soul Pattinson & Co. Ltd. (WH)	57,659
3,711		Targa Resources, Inc.	162,987

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
4,924		Tatneft	$32,512
59,300		Thai Oil PCL	91,186
9,142		Valero Energy Corp.	606,206
3,506	[1]	Whiting Petroleum Corp.	164,607
5,421		World Fuel Services Corp.	175,424
30,606		Yanzhou Coal Mining Co. Ltd., Class H	53,401
		TOTAL	7,667,959
		Financials—10.8%
67	[1]	360 Finance, Inc., ADR	1,528
8,848		AB Industrivarden	326,221
3		ABSA Group Ltd.	33
2,143		Al Rajhi Bank	69,131
7,839		Allstate Corp.	1,060,460
15,245		Ally Financial, Inc.	806,460
5,404		American International Group, Inc.	294,842
4,017		Ameris Bancorp	197,797
63,232		Assicurazioni Generali SpA	1,290,523
1,060		Axis Bank Ltd.	11,409
48,846		B3 SA - Brasil Bolsa Balcao	132,912
142		Bajaj Finance Ltd.	14,611
24,209	[1]	Banco Bradesco SA	93,356
1,456		Banco de Credito E Inversiones	63,070
43,620		Banco de Oro	96,333
1,744,500		Banco Santander Chile SA	92,179
3,153	[1]	Bancorp, Inc., DE	77,753
58,100		Bangkok Commercial Asset Management PLC	33,485
69,322		Bank of America Corp.	2,894,193
144,388		Bank of China Ltd.	50,616
149,456		Bank of Communications Ltd.	85,872
120,300		Bank of Communications Ltd.	82,233
680,800		Bank of East Asia Ltd./The	1,140,290
19,321		Bank of New York Mellon Corp.	1,066,906
2,209		Bank of Nova Scotia, Toronto	136,831
49,200		Bank of The Philippine Islands	82,289
3,721		Bank Pekao SA	104,092
293		Bank Zachodni WBK S.A.	23,089
4,411		BankUnited, Inc.	185,394
20,641		BB Seguridade Participacoes SA	76,084
8,955		BNP Paribas SA	567,934
6,285		Brightsphere Investment Group, Inc.	170,889
5,044		Brookfield Asset Management, Inc.	280,615
2,232		Bupa Arabia For Cooperative Insurance Co.	99,383
7,029		Cadence BanCorporation	151,194
11,967		Capital One Financial Corp.	1,986,163
3,245		Cathay Bancorp, Inc.	129,086
68,153		Cathay Financial Holding Co. Ltd.	146,126
469,501		China Construction Bank Corp.	338,722
196,904		China Development Financial Holding Corp.	100,599
181,951		China Everbright Bank Co. Ltd.	65,250

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
138,843	[3]	China Huarong Asset Management Co. Ltd.	$15,299
48,400		China Insurance International Holdings Co. Ltd.	70,625
24,545		China Merchants Bank Co. Ltd.	202,525
14,900		China Merchants Bank Co. Ltd.	113,158
160,422		Chinatrust Financial Holding Co. Ltd.	132,949
13,083		Cholamandalam Investment and Finance Co., Ltd.	98,867
3,528		Citigroup, Inc.	253,698
23,369		Citizens Financial Group, Inc.	1,023,329
6,585		ConnectOne Bancorp, Inc.	188,397
16,073		DBS Group Holdings Ltd.	357,541
37,293		Deutsche Bank AG	463,884
1		Discover Financial Services	128
9,804		East West Bancorp, Inc.	719,025
3,588		Ellington Financial, Inc.	66,450
4,559	[1]	Enova International, Inc.	150,356
1,997		EQT AB	102,053
2,411		Fairfax Financial Holdings Ltd.	1,067,230
5,364		First American Financial Corp.	378,323
9,116		First BanCorp	116,047
6,872		First Foundation, Inc.	165,134
1,074		First Merchants Corp.	44,195
39,051		FirstRand Ltd.	166,389
53,000		Fubon Financial Holdings Co., Ltd	161,961
43,762	[1]	Genworth Financial, Inc., Class A	164,107
19,011		Gjensidige Forsikring ASA	444,510
1,582		Goldman Sachs Group, Inc.	654,173
674		Great Western Bancorp, Inc.	20,867
1		Great-West Lifeco, Inc.	31
3,089		Hana Financial Holdings	119,599
6,394		Hannover Rueckversicherung SE	1,176,749
467		Hingham Institution for Savings	151,541
9,619		Hong Kong Exchanges & Clearing Ltd.	605,993
4,213		Housing Development Finance Corp. Ltd.	160,904
16,522		ICICI Bank Ltd.	162,050
80,813		Industrial & Commercial Bank of China	45,107
31,700		Industrial Bank Co. Ltd.	90,654
21,586		Industrivarden AB	753,776
76,355		ING Groep N.V.	1,052,323
4,104		International Bancshares Corp.	171,876
237,865		Intesa Sanpaolo SpA	673,003
1,708		JPMorgan Chase & Co.	273,195
271		Kinsale Capital Group, Inc.	49,281
238		Korea Investment Holdings Co. Ltd.	19,489
804		LG Investment & Securities Co. Ltd.	9,158
1	[1]	Lufax Holding Ltd., ADR	9
2,856		Luther Burbank Corp.	37,042
54,000		Malayan Banking BHD	109,191
14,342		Mercury General Corp.	856,361
862		Meta Financial Group, Inc.	42,402

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
26,300		Metro Bank and Trust Co.	$23,886
9,346	[1]	Metromile, Inc.	37,384
1		MGIC Investment Corp.	15
14,059		Mizrahi Tefahot Bank Ltd.	467,652
4,530	[1]	Moneta Money Bank AS	18,361
8,765		Morgan Stanley	915,329
1,076	[1]	Mr. Cooper Group, Inc.	41,835
1,906		National Bank Holdings Corp.	71,475
9,697		Navient Corp.	225,067
927		NBT Bancorp, Inc.	33,242
823		Nelnet, Inc., Class A	66,564
9,581		New China Life Insurance Co. Ltd.	28,185
22,151		NN Group NV	1,147,054
480		OFG Bancorp.	11,429
44,422		Old Republic International Corp.	1,154,972
742		OneMain Holdings, Inc.	42,910
1,622		OTP Bank RT	97,937
4,685		Oversea-Chinese Banking Corp. Ltd.	39,726
787		Partners Group Holding AG	1,394,646
13,900		Ping An Bank Co. Ltd.	38,251
15,682		Ping An Insurance (Group) Co. of China Ltd.	121,677
1,484		Piper Jaffray Cos., Inc.	212,093
57,000		Postal Savings Bank of China Co. Ltd.	41,135
107,600		Postal Savings Bank of China Co. Ltd.	85,517
2		Powszechny Zaklad Ubezpieczen SA	21
6,283		Progressive Corp., OH	605,304
6,248		PT Bank Central Asia	14,348
84,400		PT Bank Mandiri Tbk	36,015
2,717		QCR Holdings, Inc.	141,148
17,338		Rand Merchant Investment Holdings Ltd.	37,814
65,234		RHB Capital Berhad	87,798
2,163		Safety Insurance Group, Inc.	175,874
1,196		Samsung Life Insurance Co., Ltd.	76,723
1,900		Samsung Securities Co. Ltd.	80,753
1		Sanlam Ltd.	4
23,333		Schroders PLC	1,213,087
45,000		Shin Kong Financial Holdings Co. Ltd.	15,400
1		Shriram Transport Finance Co. Ltd.	18
57	[1]	Silvergate Capital Corp.	6,440
13,668		Singapore Exchange Ltd.	100,514
185,023		Sinopac Holdings Co.	95,001
32,672		SLM Corp.	612,600
675		Sofina	298,602
55,021		St. James’s Place Capital PLC	1,218,484
1		Standard Bank Group Ltd.	10
19,436		State Bank of India	113,131
18,783		State Street Corp.	1,745,129
1,265		Sterling Bancorp	28,956
516		Stewart Information Services Corp.	32,482

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
316		Swiss Re AG	$29,056
24,823		Synchrony Financial	1,234,944
129,696		Taiwan Cooperative Financial Holding Co. Ltd.	104,495
3,273		The National Commercial Bank	53,055
1		Truist Financial Corp.	57
927		UMB Financial Corp.	84,895
235		United Community Banks, Inc.	7,090
200		United Overseas Bank Ltd.	3,797
1		Unum Group	27
2,063		Veritex Holdings, Inc.	74,124
58		Virtus Investment Partners, Inc.	18,137
41,393		Wells Fargo & Co.	1,891,660
1,086		Wesbanco, Inc.	36,924
188	[1]	World Acceptance Corp.	35,696
118,409		Yuanta Financial Holding Co. Ltd.	106,615
		TOTAL	45,259,477
		Health Care—7.8%
3,281		Abbott Laboratories	414,620
9,856	[1,3]	Achillion Pharmaceuticals, Inc.	4,534
526	[1]	Addus Homecare Corp.	47,298
8,513	[1]	Affimed N.V.	59,932
9,094	[1]	Akoya Biosciences, Inc.	145,231
1,391	[1]	AMN Healthcare Services, Inc.	157,906
34,899	[1]	Amneal Pharmaceuticals, Inc.	196,830
467	[1]	Amphastar Pharmaceuticals, Inc.	9,181
1,262		Amplifon SpA	66,014
5,780	[1]	Antares Pharma, Inc.	22,773
831		Anthem, Inc.	311,733
13,227	[1]	Antigenics, Inc.	81,611
651	[1]	Apollo Medical Holdings, Inc.	49,417
4,905	[1]	Apria, Inc.	174,961
2,877	[1]	Arcus Biosciences, Inc.	83,922
7,100	[1]	Avid Bioservices, Inc.	172,104
6,239		Becton Dickinson & Co.	1,570,356
5,077	[1]	BioMarin Pharmaceutical, Inc.	427,534
1,345	[1]	Bio-Rad Laboratories, Inc., Class A	1,082,483
12,588	[1]	Cara Therapeutics, Inc.	198,639
4,361		Cardinal Health, Inc.	228,909
877		Carl Zeiss Meditec AG	193,676
204	[1]	Celltrion, Inc.	51,416
12,110		Cerner Corp.	924,599
4,342	[1]	Chimerix, Inc.	30,828
23,004		China Medical System Holding Ltd.	44,975
143,827		China Resources Pharmaceutical Group Ltd.	74,844
7,684		Cipla Ltd.	99,752
7,782	[1]	Coherus Biosciences, Inc.	124,356
1,275	[1]	Corvel Corp.	210,133
1,654	[1]	Design Therapeutics, Inc.	26,001
1,620		Divi’s Laboratories Ltd.	114,528

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
799	[1]	Dyne Therapeutics, Inc.	$13,527
2,640		Eisai Co. Ltd.	217,967
9,454		Eli Lilly & Co.	2,441,874
35,394	[1]	Endo International PLC	81,052
815		Ensign Group, Inc.	66,561
10,579	[1]	Exelixis, Inc.	202,799
1,494	[1]	Fulgent Genetics, Inc.	136,313
24,315		Hapvida Participacoes e Investimentos SA	69,219
15,874		Hisamitsu Pharmaceutical Co., Inc.	635,693
2,971		Hoya Corp.	479,735
3,952		Humana, Inc.	1,602,220
2,678	[1]	IDEAYA Biosciences, Inc.	62,933
4,673	[1]	ImmunityBio, Inc.	53,179
13,463	[1]	Immunovant, Inc.	116,590
2,134	[1]	Inari Medical, Inc.	174,689
1	[1]	Incyte Genomics, Inc.	77
2,868		Ipca Laboratories Ltd.	101,779
3,509	[1]	IVERIC Bio, Inc.	37,090
3,061		Johnson & Johnson	529,951
799	[1]	LHC Group, Inc.	149,221
1,215	[1]	Magellan Health, Inc.	114,963
4,661		McKesson Corp.	951,497
17,702		Medipal Holdings Corp.	338,106
1,192	[1]	Medpace Holdings, Inc.	217,361
16,556		Medtronic PLC	2,209,895
29,109		Merck & Co., Inc.	2,220,726
838	[1]	Meridian Bioscience, Inc.	16,961
10,554		Microport Scientific Corp.	65,249
6,355	[1]	Mind Medicine (MindMed), Inc.	18,366
1,060	[1]	ModivCare, Inc.	209,096
1,277	[1]	Natus Medical, Inc.	33,866
5,281	[1]	Neurocrine Biosciences, Inc.	502,751
3,850	[1]	NextGen Healthcare, Inc.	58,751
6,846	[1]	NGM Biopharmaceuticals, Inc.	149,448
3,600		Nippon Shinyaku Co. Ltd.	292,063
10,512		Novo Nordisk A/S	1,050,550
19,043	[1]	Nuvation Bio, Inc.	175,767
31,458	[1]	Opko Health, Inc.	121,428
1,161	[1]	OptimizeRX Corp.	76,835
526	[1]	OraSure Technologies, Inc.	5,760
10,808	[1]	Organogenesis Holdings, Inc.	184,384
1		Organon & Co.	34
902		Orion Oyj	36,769
147	[1]	Orthofix Medical, Inc.	6,233
3,700		Otsuka Holdings Co., Ltd.	157,299
3,233		Owens & Minor, Inc.	120,526
368		Patterson Cos., Inc.	11,276
8,800	[1]	PeptiDream, Inc.	310,065
2,117	[1]	Precision Biosciences, Inc.	26,611

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
6,885	[1,3]	Progenics Pharmaceuticals, Inc.	$0
1,097	[1]	Progyny, Inc.	61,289
1,184	[1]	R1 RCM, Inc.	23,348
1,757	[1]	Regeneron Pharmaceuticals, Inc.	1,183,164
1	[1]	Rigel Pharmaceuticals, Inc.	4
496		Roche Holding AG	199,108
1,521		Roche Holding AG	680,952
93	[1]	Samsung Biologics Co. Ltd.	77,259
8,247	[1]	Sangamo BioSciences, Inc.	81,728
74,200		Santen Pharmaceutical Co. Ltd.	1,105,390
1,352		Seegene, Inc.	76,632
2,626		Shanghai Fosun Pharmaceutical Co. Ltd.	16,746
4,200		Shanghai Fosun Pharmaceutical Co. Ltd.	41,099
37,371		Shanghai Pharmaceuticals Holding Co. Ltd.	74,026
129		Shin Poong Pharmaceutical Co. Ltd.	7,835
18,012		Shionogi and Co.	1,137,625
5,023		Siemens Healthineers AG	349,338
31,339		Sinopharm Group Co. Ltd.	80,448
2,879		Sonova Holding AG	1,110,596
68,400		Sri Trang Gloves	78,492
273		Stedim	165,528
1		Sun Pharmaceutical Industries Ltd.	11
2,142	[1]	Sutro Biopharma, Inc.	46,524
3,295	[1]	Translate Bio, Inc.	123,233
3,244	[1]	Travere Therapeutics, Inc.	70,817
134		UnitedHealth Group, Inc.	55,780
8,545	[1]	Vanda Pharmaceuticals, Inc.	143,043
5,926	[1]	Vertex Pharmaceuticals, Inc.	1,186,919
126,000	[1]	Winteam Pharmaceutical Group Ltd.	59,862
2,263		WuXi AppTec Co. Ltd.	45,070
2,500		WuXi AppTec Co. Ltd.	51,354
14,023	[1]	WuXi PharmaTech, Inc.	216,822
		TOTAL	32,806,243
		Industrials—8.6%
6,184		3M Co.	1,204,272
97		A.P. Moller-Maersk A/S, Class B	275,237
6,456		Airbus Group SE	880,243
141	[1]	American Woodmark Corp.	9,935
4,691		Ametek, Inc.	637,835
343		Apogee Enterprises, Inc.	14,742
1,511		Applied Industrial Technologies, Inc.	134,192
1,694		ArcBest Corp.	113,041
15,429		Ashtead Group PLC	1,205,528
1,346	[1]	Atkore, Inc.	124,868
107,354		AviChina Industry & Technology Co. Ltd.	89,919
310		AZZ, Inc.	16,601
34,237		Bharat Electronics Ltd.	87,055
2,687		Boise Cascade Co.	155,443
6,711		Booz Allen Hamilton Holding Corp.	549,698

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
7,828		Caterpillar, Inc.	$1,650,690
177		Cheil Industries, Inc.	20,239
48,549	[1]	China COSCO Holdings Co. Ltd., Class H	91,492
71,768		China Railway Group Ltd.	34,398
116,400		China State Construction Engineering Corp. Ltd.	86,413
89,820		Citic Pacific Ltd.	111,568
8,218	[1]	Clean Harbors, Inc.	843,331
1,173		Comfort Systems USA, Inc.	89,125
4,713	[1]	Cornerstone Building Brands	78,330
29,740	[1]	COSCO SHIPPING Holdings Co. Ltd.	95,083
4,350		CSX Corp.	141,506
13,000		Dai Nippon Printing Co. Ltd.	308,790
4,400		Daifuku Co.	388,407
2,977		Deluxe Corp.	114,168
1,967		Doosan Bobcat, Inc.	73,069
419		Dover Corp.	73,057
1,784		DSV Panalpina A/S	454,443
1,818	[1]	Dycom Industries, Inc.	136,950
9,424		Eaton Corp. PLC	1,586,625
1,209		Emcor Group, Inc.	146,894
13,660		Expeditors International Washington, Inc.	1,702,582
27,407		Experian PLC	1,205,946
8,831		Ferguson PLC	1,275,824
5,098	[1]	FTC Solar, Inc.	55,313
9,397		Genco Shipping & Trading Ltd.	183,148
10,286		Genivar Income Fund	1,343,013
35		Glovis Co. Ltd.	5,833
247	[1]	GMS, Inc.	12,204
1,544		GS Engineering & Construction Corp.	59,272
3	[1]	Havells India Ltd.	52
615	[1]	Herc Holdings, Inc.	80,842
3,667		Hillenbrand, Inc.	170,222
1,700		Hoshizaki Electric Co., Ltd.	159,494
186	[1]	Hyundai Merchant Marine Co., Ltd.	6,715
1,264	[1]	IES Holdings, Inc.	61,810
8,170		Illinois Tool Works, Inc.	1,902,466
1,311		Insperity, Inc.	144,656
892	[1]	JELD-WEN Holding, Inc.	24,566
4,910		Johnson Controls International PLC	367,268
65,882		Kajima Corp.	849,681
1,294		KForce Com, Inc.	75,595
3,787		Knight-Swift Transportation Holdings, Inc.	196,659
3,725		Koc Holding A.S.	10,317
320		Kone Corp. OYJ, Class B	26,525
2		Korean Air Co. Ltd.	54
1,076		Korn Ferry	76,062
3,458		Kuehne & Nagel International AG	1,266,532
1,225		LG Corp.	100,462
5,922		Localiza Rent A Car SA	63,517

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
4,562	[1]	Lyft, Inc.	$217,197
1		Manpower, Inc.	121
1,398	[1]	Masonite International Corp.	167,313
485		Matthews International Corp., Class A	17,960
18,500		Mitsubishi Electric Corp.	252,364
6,500		MonotaRO Co. Ltd.	143,076
14,733	[1]	MRC Global, Inc.	120,811
2,299		Mueller Industries, Inc.	102,558
1,549	[1]	MYR Group, Inc.	161,112
74,920		NIBE Industrier AB	1,045,888
6,653	[1]	Now, Inc.	51,095
1		nVent Electric PLC	34
59,748		Obayashi Corp.	490,292
1,516		Old Dominion Freight Lines, Inc.	437,700
1		Otis Worldwide Corp.	92
1		Owens Corning, Inc.	96
1,196		Parker-Hannifin Corp.	354,817
1		Pentair PLC	77
8,001		Pitney Bowes, Inc.	59,767
1,093		Primoris Services Corp.	28,090
1		Quanex Building Products Corp.	24
1,251		Regal Beloit Corp.	186,924
389		Rockwool International A/S	206,598
1,220		Rush Enterprises, Inc.	53,802
1	[1]	Samsung Engineering Co. Ltd.	19
7,748		Schneider Electric SA	1,387,183
49,839		Schneider National, Inc.	1,123,371
12,635		Secom Co. Ltd.	957,757
94,600		Sime Darby BHD	53,744
587		SMC Corp.	374,969
1		Smith (A.O.) Corp.	73
6,451		Sohgo Security Services Co. Ltd.	292,054
3	[1]	STX Pan Ocean Co. Ltd.	21
10,751		Taisei Corp.	335,711
2,150		Terex Corp.	109,758
1,382		Tetra Tech, Inc.	198,787
28,313		Toppan, Inc.	485,806
2,018		Toro Co.	221,859
7,656		Trane Technologies PLC	1,519,716
1,218	[1]	TriNet Group, Inc.	112,153
298	[1]	TuSimple Holdings, Inc.	12,474
8,532	[1]	Uber Technologies, Inc.	333,942
28		UFP Industries, Inc.	2,102
1,571		Universal Truckload Services, Inc.	34,358
9,508		Wabash National Corp.	147,754
4,000		Wan Hai Lines Ltd.	35,369
20,385		Wartsila OYJ, Class B	289,148
14,107		Weg SA	97,015
28,000		Weichai Power Co. Ltd.	86,882

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
731		Werner Enterprises, Inc.	$34,474
572		Wolters Kluwer NV	65,882
16,540		Xinyi Solar Holdings Ltd.	39,909
3,300		Yamato Holdings Co. Ltd.	83,942
65,467		Zhejiang Expressway Co. Ltd.	57,397
		TOTAL	36,041,254
		Information Technology—12.8%
6,936	[1]	A10 Networks, Inc.	96,341
86,658		Acer Sertek, Inc.	78,588
2,650	[1]	ACI Worldwide, Inc.	85,409
3,630	[1]	Adobe, Inc.	2,409,231
1,792		Advanced Energy Industries, Inc.	161,603
2,126		Advantest Corp.	183,528
2,151	[1]	Alpha & Omega Semiconductor Ltd.	62,487
2,507	[1]	Altair Engineering, Inc.	185,493
6,456		Amkor Technology, Inc.	177,346
48,211		Apple, Inc.	7,319,876
14,690		Applied Materials, Inc.	1,985,060
647		ASM International NV	252,261
554		ASML Holding N.V.	463,018
8,783		Asustek Computer, Inc.	102,610
94,000		Au Optronics Corp.	59,394
7,103		Automatic Data Processing, Inc.	1,484,811
2,345	[1]	Blackbaud, Inc.	163,423
90,600		BOE Technology Group Co. Ltd.	81,514
18,951		Brother Industries Ltd.	388,513
1	[1]	C3.AI, Inc.	52
7,687	[1]	Cadence Design Systems, Inc.	1,256,671
1,376	[1]	Cambium Networks Corp.	51,559
6,129		Capgemini SE	1,375,112
2,771	[1]	Casa Systems, Inc.	19,508
1,034		Cass Information Systems, Inc.	46,613
1,948	[1]	CGI, Inc., Class A	174,103
92,059	[1]	China Youzan Ltd.	12,862
9,837		Cisco Systems, Inc.	580,580
719	[1]	CloudFlare, Inc.	86,812
2,560	[1]	Commvault Systems, Inc.	207,283
110,537		Compal Electronics, Inc.	91,142
577	[1]	Corsair Gaming, Inc.	16,704
765	[1]	Crowdstrike Holdings, Inc.	214,965
1,742		CSG Systems International, Inc.	83,982
1,442	[1]	Daqo New Energy Corp., ADR	88,409
8,984	[1]	Datto Holding Corp.	229,092
212		Delta Electronics, Inc.	2,067
1,648	[1]	Diodes, Inc.	159,576
581		Disco Corp.	169,070
969		Dolby Laboratories, Class A	96,038
9,358	[1]	Duck Creek Technologies LLC	436,364
17,093	[1]	E2open Parent Holdings, Inc.	204,090

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
310	[1]	Elastic N.V.	$49,460
1,246	[1]	EPAM Systems, Inc.	788,481
771	[1]	ePlus, Inc.	83,438
1,260	[1]	Fabrinet	129,805
1,683	[1]	Fortinet, Inc.	530,381
2,894		Fujitsu Ltd.	533,546
3,282	[1]	Gartner, Inc., Class A	1,013,285
12,600		GoerTek, Inc.	90,608
23,558		Hewlett Packard Enterprise Co.	364,207
28,367		Hon Hai Precision Industry Co. Ltd.	113,196
900	[1]	Ichor Holdings Ltd.	39,879
16,182		Infosys Ltd.	379,422
144,000		Innolux Display Corp.	89,416
1,002	[1]	Insight Enterprises, Inc.	103,096
212		InterDigital, Inc.	15,287
6,074		IT Holdings Corp.	171,217
7,177	[1]	Jamf Holding Corp.	252,272
800		Keyence Corp.	480,439
16,549		Kingboard Chemical Holdings Ltd.	81,275
40,549		Kingboard Laminates Holdings Ltd.	79,568
5,204		KLA Corp.	1,769,152
667		Kulicke & Soffa Industries	46,817
2,835		Lam Research Corp.	1,714,665
105,224		Lenovo Group Ltd.	116,452
4,273	[1]	LG Display Co. Ltd.	75,247
426		LG Innotek Co., Ltd.	78,616
40,145	[1]	Lite-On Technology Corp.	88,500
9,753		Logitech International SA	996,426
944		Maximus, Inc.	82,213
8,197		MediaTek, Inc.	265,539
634		Methode Electronics, Inc., Class A	29,525
19,154		Microsoft Corp.	5,782,209
2,000		Nan Ya Printed Circuit Board Corp.	30,277
1,400		Obic Co. Ltd.	265,791
265	[1]	ON24, Inc.	5,992
1	[1]	Oneconnect Financial Technology Co., Ltd., ADR	5
6,340		Otsuka Corp.	328,047
6,718	[1]	Paya Holdings, Inc.	64,829
3,122	[1]	Paylocity Corp.	840,442
22	[1]	PC Connections, Inc.	1,065
9,209		Pegatron Corp.	21,525
5,000	[1]	Phison Electronics Corp.	76,622
2	[1]	Photronics, Inc.	30
285	[1]	Plexus Corp.	26,172
3,455	[1]	PTC, Inc.	454,885
1,547		QAD, Inc.	134,604
7,490		Qualcomm, Inc.	1,098,708
35,317		Quanta Computer, Inc.	99,765
4,931		Realtek Semiconductor Corp.	98,306

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,500		Rohm Co. Ltd.	$527,954
4,812	[1]	Salesforce.com, Inc.	1,276,479
633		Samsung Electro-Mechanics Co.	100,287
19,112		Samsung Electronics Co. Ltd.	1,261,514
95		Samsung SDI Co. Ltd.	64,684
207	[1]	Sanmina Corp.	8,172
3,728		SAP SE	560,921
1,832	[1]	Semtech Corp.	128,093
3,813		Shimadzu Corp.	170,881
2,360		SK Hynix, Inc.	215,893
499	[1]	Snowflake, Inc.	151,871
1,569	[1]	SPS Commerce, Inc.	212,647
1		SS&C Technologies Holdings, Inc.	76
18,043		STMicroelectronics N.V.	803,214
300		Sunny Opitcal Technology Group Co. Ltd.	9,057
43,655		Synnex Technology International Corp.	84,602
6,176	[1]	Synopsys, Inc.	2,051,914
89,122		Taiwan Semiconductor Manufacturing Co. Ltd	1,959,193
5,106		Tata Consultancy Services Ltd.	265,422
10,778	[1]	TeamViewer AG	358,958
6,917		Tech Mahindra Ltd.	137,119
1	[1]	Teradata Corp.	55
10,200		Tianjin Zhonghuan Semiconductor Co. Ltd	85,333
3,447		Totvs SA	26,398
3,847		Trend Micro, Inc.	210,724
1,224		TTEC Holdings, Inc.	129,083
475	[1]	Tucows, Inc.	35,202
984	[1]	Twilio, Inc.	351,249
826	[1]	Tyler Technologies, Inc.	401,188
1,338	[1]	Ultra Clean Holdings, Inc.	61,869
19,000		Unimicron Technology Corp.	100,386
79,568		United Microelectronics Corp.	180,000
221	[1]	Veritone, Inc.	4,612
5,974		Vishay Intertechnology, Inc.	131,249
1		Wipro Ltd.	9
679	[1]	Workiva, Inc.	95,243
1,000		Yamatake-Honeywell	43,361
703	[1]	Zoom Video Communications, Inc.	203,518
23,600		ZTE Corp.	82,711
		TOTAL	53,815,005
		Materials—5.2%
2,571		ACC Ltd.	84,684
865	[1]	AdvanSix, Inc.	31,572
4,040		African Rainbow Minerals Ltd.	72,413
3,038		Akzo Nobel NV	374,575
51,372		Alrosa AO	102,276
28,000	[1]	Aluminum Corp. of China Ltd.	20,490
48,186		Asia Cement Corp.	77,863
2,818		Avery Dennison Corp.	635,149

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
44,097		BHP Billiton Ltd.	$1,467,916
23,781		BHP Group PLC	737,020
27,542		BHP Steel Ltd.	503,958
15,448		Boliden AB	539,578
2,189		Cabot Corp.	116,893
3,835		Cherepovets MK Severstal	90,020
21,877		China Hongqiao Group Ltd.	32,382
52,189		China Molybdenum Co. Ltd.	40,693
10,874		Companhia Siderurgica Nacional SA	73,309
11,641	[1]	Companhia Vale Do Rio Doce	222,158
5,362	[1]	Constellium SE	108,420
1,152	[1]	Domtar, Corp.	63,164
3,061		Dow, Inc	192,537
2,304		Eastman Chemical Co.	260,721
5,107	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
2,756	[1]	Forterra, Inc.	63,498
64,473		Fortescue Metals Group Ltd.	984,197
36,982		Glencore PLC	166,568
1,503		Greif, Inc.	92,434
15,969		Gujarat Ambuja Cements Ltd.	92,222
1,586		Hawkins, Inc.	60,078
17,000		Hengli Petrochemical Co. Ltd.	68,738
2		Hindalco Industries Ltd.	13
13,988		Holcim Ltd.	797,957
13,884		International Paper Co.	834,290
19,097		James Hardie Industries PLC, GDR	740,635
27,891		Jiangxi Copper Co. Ltd.	56,376
10,615		JSW Steel Ltd.	99,635
1,990		KGHM Polska Miedz SA	93,066
223	[1]	Koppers Holdings, Inc.	7,337
372		Korea Kumho Petrochemical Co. Ltd.	62,262
200		L.G. Chemical Ltd.	130,647
1,973		Mitsubishi Gas Chemical Co., Inc.	37,159
6,980		Newcrest Mining Ltd.	126,759
4,750		Nitto Denko Corp.	360,538
453		Norilsk Nickel	148,514
26,540		Novolipetski Metallurgicheski Komb OAO	89,638
1,858		Novozymes A/S, Class B	150,055
27,572		Nuevo Grupo Mexico SA, Class B	127,838
2,405		Nutrien Ltd.	146,208
31,052		Orbia Advance Corp. SAB de CV	88,731
11,700		Petronas Chemicals BHD	23,387
4,407	[2]	Phosagro OAO, GDR	86,818
2		Polymetal International PLC	40
513		Polyus PJSC	91,811
421		POSCO	121,026
1,625		PPG Industries, Inc.	259,269
453,600		PT Aneka Tambang Tbk	75,950
85,950		PT Semen Gresik	55,648

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
4,315	[1]	Queen’s Road Capital Investment Ltd.	$2,394
11,424		Rio Tinto Ltd.	931,529
18,368		Rio Tinto PLC	1,357,232
14,900		Rongsheng Petrochemical Co. Ltd.	42,854
9,612		Sahara International Petrochemical Co.	85,375
5,692		Saudi Basic Industries Corp.	186,648
17,077	[1]	Saudi Kayan Petrochemical Co.	84,781
39,900		SCG Packaging Public Company Ltd.	86,561
1,492		Schnitzer Steel Industries, Inc., Class A	70,587
2,019		Scotts Miracle-Gro Co.	316,640
6,610		Sealed Air Corp.	403,408
6,403		Sherwin-Williams Co.	1,944,399
184	[1]	Shree Cement	71,141
27,599		Sibanye Stillwater	112,986
3,979		Sika AG	1,435,462
259,929		South32 Ltd.	596,553
541		Stepan Co.	63,600
4,246		Symrise AG	604,519
6,153		Tata Steel Ltd.	121,587
28,369		Tosoh Corp.	514,579
2,415		Trinseo SA	125,411
1,102		Ultra Tech Cement, Ltd.	118,043
2,669		Va Stahl Ag	120,928
22,453	[1]	Vedanta Ltd.	92,951
1,140		Worthington Industries, Inc.	66,063
71,054		Zijin Mining Group Co. Ltd.	100,534
		TOTAL	21,843,898
		Real Estate—1.8%
2,238		Acadia Realty Trust	47,490
16,745		Agile Group Holdings Ltd.	19,190
3,960		American Tower Corp.	1,156,993
7,670		Apartment Income REIT Corp.	389,789
698		Azrieli Group	65,348
4,652		CareTrust REIT, Inc.	102,297
28,806		CIFI Holdings Group Co. Ltd.	19,398
12,960	[1]	Corepoint Lodging, Inc.	187,402
45,526		Country Garden Holdings Co.	50,263
5,499		Crown Castle International Corp.	1,070,600
2,467		Daito Trust Construction Co. Ltd.	270,670
8,680	[1]	Dar Al Arkan Real Estate Development Co.	23,604
7,608	[1]	DigitalBridge Group, Inc.	52,495
1	[1]	Emaar The Economic City	3
11,067		Empire State Realty Trust, Inc.	113,658
809		Equity Lifestyle Properties, Inc.	68,822
5,217		eXp World Holdings, Inc.	239,199
4,757		Goodman Group	80,628
31,411		Greentown China Holdings Ltd.	48,265
64,318		Guangzhou R&F Properties Co. Ltd.	54,885
18,465		Hopson Development Holdings Ltd.	71,885

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
2,815		Independence Realty Trust	$57,651
112,000	[1]	Kaisa Group Holdings Ltd.	37,192
4,744		Kite Realty Group Trust	96,113
24,557		KWG Property Holding Ltd.	25,910
201,153		Mapletree Commercial Trust	303,311
67,474		Mapletree Logistics Trust	101,772
3,066		Mid-American Apartment Communities, Inc.	589,806
3,612		National Storage Affiliates Trust	206,787
18,213		New Senior Investment Group, Inc.	159,000
3,092		Newmark Group, Inc.	42,113
705		Plymouth Industrial REIT, Inc.	16,610
6,643		ProLogis, Inc.	894,546
543		Public Storage	175,720
15,158		Retail Properties of America, Inc.	200,389
120		RPT Realty	1,553
51,865		Seazen Group Ltd.	45,976
20,000		Sunac China Holdings	51,074
10,034		Tanger Factory Outlet Centers, Inc.	167,769
		TOTAL	7,306,176
		Utilities—1.8%
695		American States Water Co.	64,086
657		Brookfield Infrastructure Corp.	41,785
236,396		CGN Power Co. Ltd.	52,256
52,400		China Longyuan Power Group Corp.	106,640
120,322		China Power International Development Ltd.	48,533
2,000		China Resources Logic Ltd.	12,139
6,582		Clearway Energy, Inc.	195,749
16,056		CPFL Energia SA	90,173
12,762		Enagas SA	290,265
33,656		Endesa SA	809,616
1,292		ENN Energy Holdings Ltd.	25,552
17,259		Equatorial Energia SA	84,947
41,314		Gail India Ltd.	82,987
260,500	[2]	HK Electric Investments Ltd.	259,099
58,317		Iberdrola SA	722,299
8,822		Indraprastha Gas Ltd.	65,898
404		Korea Electric Power Corp.	8,345
42,872		Kunlun Energy Co. Ltd.	45,351
20,128		NextEra Energy, Inc.	1,690,551
886		Northwestern Corp.	56,350
1		NRG Energy, Inc.	46
1,169,715		OJSC Inter Rao Ues	73,776
2,189		Otter Tail Corp.	120,110
20,541		Petronas Gas	83,005
2,789		Portland General Electric Co.	143,215
9,694		Red Electrica Corporacion SA	193,242
29,065		RWE AG	1,134,890
2,076		Saudi Electricity Global, Class SECO AB	15,110

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
29,968	Uniper SE	$1,189,528
	TOTAL	7,705,543
	TOTAL COMMON STOCKS (IDENTIFIED COST $216,336,731)	282,423,027
	FOREIGN GOVERNMENTS/AGENCIES—5.7%
	Sovereign—5.7%
AUD 1,000,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	820,001
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	485,168
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	847,678
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	512,046
EUR 6,000	France, Government of, 0.500%, 5/25/2025	7,380
150,000	France, Government of, Bond, 4.500%, 4/25/2041	313,022
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,455,484
650,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	877,246
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	440,412
600,000	Germany, Government of, 0.250%, 2/15/2027	745,069
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	591,900
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	229,341
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	820,862
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,540,273
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,588,133
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	91,673
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,523,736
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,938,216
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	460,824
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,783,666
MXN 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	40,425
EUR 450,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	697,578
150,000	Spain, Government of, 4.200%, 1/31/2037	268,942
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	779,512
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	807,731
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	625,855
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	295,906
330,000	United Kingdom, Government of, 3.250%, 1/22/2044	650,489
70,000	United Kingdom, Government of, 4.250%, 12/7/2027	119,047
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	540,226
400,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	594,295
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	904,017
230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	431,192
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,606,272)	23,827,345
	CORPORATE BONDS—5.1%
	Basic Industry - Metals & Mining—0.0%
$ 100,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	105,324
	Capital Goods - Aerospace & Defense—0.3%
350,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	391,412
145,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	158,163
300,000	Leidos Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	296,121
215,000	Leidos Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	232,968
180,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	199,130

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$ 90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	$77,319
		TOTAL	1,355,113
		Capital Goods - Building Materials—0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	137,665
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	313,055
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	207,803
		TOTAL	520,858
		Capital Goods - Diversified Manufacturing—0.0%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	41,702
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	75,540
		TOTAL	117,242
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	35,560
		Communications - Media & Entertainment—0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	22,813
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	100,075
400,000		ViacomCBS Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	451,166
		TOTAL	574,054
		Communications - Telecom Wireless—0.1%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	79,715
300,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	304,934
		TOTAL	384,649
		Communications - Telecom Wirelines—0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 144A, 3.550%, 9/15/2055	373,211
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	216,626
		TOTAL	589,837
		Consumer Cyclical - Automotive—0.0%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	76,631
		Consumer Cyclical - Retailers—0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	668,855
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	265,646
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	322,982
71,432		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	78,215
		TOTAL	1,335,698
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	207,468
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	141,955
		TOTAL	349,423
		Consumer Non-Cyclical - Food/Beverage—0.1%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	229,446
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	134,700
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	91,676
		TOTAL	455,822
		Consumer Non-Cyclical - Health Care—0.2%
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	221,570
180,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	195,183
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	434,106

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 75,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	$82,855
		TOTAL	933,714
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	99,276
190,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	199,787
		TOTAL	299,063
		Consumer Non-Cyclical - Tobacco—0.4%
EUR 870,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,215,886
$ 200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	247,773
		TOTAL	1,463,659
		Energy - Independent—0.1%
400,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	392,234
		Energy - Integrated—0.3%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	363,893
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	101,277
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	46,064
EUR 600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	712,095
		TOTAL	1,223,329
		Energy - Midstream—0.1%
$ 325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	352,202
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	89,841
		TOTAL	442,043
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	295,717
		Financial Institution - Banking—0.5%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	131,179
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	328,026
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	277,275
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	275,688
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,109
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2070	110,438
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	52,396
400,000		Morgan Stanley, 4.300%, 1/27/2045	498,907
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	67,719
21,306	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	17,471
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	290,718
		TOTAL	2,054,926
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	154,906
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	77,235
		TOTAL	232,141
		Financial Institution - Insurance - Life—0.0%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	39,629
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	17,725
105,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	118,424
		TOTAL	175,778
		Financial Institution - Insurance - P&C—0.1%
75,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	86,327
275,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	335,336

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$53,493
	TOTAL	475,156
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	322,705
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	150,394
	TOTAL	473,099
	Financial Institution - REIT - Other—0.1%
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	100,565
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	174,145
	TOTAL	274,710
	Financial Institution - REIT - Retail—0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	414,687
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	30,904
	TOTAL	445,591
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	74,711
	Food Products—0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	1,018
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	62,692
	Municipal Services—0.1%
130,824	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	177,306
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	124,195
	TOTAL	301,501
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	300,447
	Technology—0.4%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	46,932
320,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	382,403
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	304,655
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	332,489
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	400,785
	TOTAL	1,467,264
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	158,750
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	67,367
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	176,732
	TOTAL	244,099
	Utility - Electric—0.8%
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	171,358
135,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	157,062
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	404,252
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	319,985
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	226,351
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	421,142
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	327,485
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	170,717
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	152,350

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	$231,539
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	427,640
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	155,400
		TOTAL	3,165,281
		Utility - Natural Gas—0.1%
495,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	572,100
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,683,069)	21,566,899
		U.S. TREASURIES—1.1%
		Treasury Inflation-Indexed Note—0.5%
1,486,859		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	1,659,393
304,023		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	340,645
		TOTAL	2,000,038
		U.S. Treasury Bond—0.5%
175,000		United States Treasury Bond, 1.875%, 2/15/2051	172,435
750,000		United States Treasury Bond, 2.000%, 8/15/2051	761,016
1,010,000		United States Treasury Bond, 2.375%, 5/15/2051	1,112,669
3,000		United States Treasury Bond, 3.000%, 11/15/2045	3,644
		TOTAL	2,049,764
		U.S. Treasury Note—0.1%
100,000		United States Treasury Note, 1.125%, 2/15/2031	98,607
560,000		United States Treasury Note, 1.625%, 5/15/2031	576,977
		TOTAL	675,584
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,690,955)	4,725,386
		ASSET-BACKED SECURITIES—0.8%
		Auto Receivables—0.3%
475,000		Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	480,261
500,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	513,988
97,958		World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	98,708
285,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	284,160
		TOTAL	1,377,117
		Credit Card—0.2%
700,000	[4]	Trillium Credit Card Trust II 2020-1A, Class A, 0.458% (1-month USLIBOR +0.370%), 12/26/2024	701,470
		Equipment Lease—0.2%
300,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	303,211
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	510,909
		TOTAL	814,120
		Other—0.1%
300,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	303,642
		Student Loans—0.0%
133,248		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	133,758
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,250,068)	3,330,107
		GOVERNMENT AGENCIES—0.2%
		Federal Home Loan Bank System—0.0%
200,000		Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	199,657

Shares, Principal Amount or Contracts		Value
	GOVERNMENT AGENCIES—continued
	Federal National Mortgage Association—0.2%
$ 635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	$636,791
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,898)	836,448
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
	Agency Commercial Mortgage-Backed Securities—0.2%
107,306	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	110,525
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	535,695
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $624,424)	646,220
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	283,861
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	326,983
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	610,844
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
923	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,042
684	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	789
894	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,017
417	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	476
670	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	780
1,399	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,629
	TOTAL	5,733
	Federal National Mortgage Association—0.0%
841	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	940
3,256	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	3,634
2,316	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	2,695
1,632	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	1,821
213	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	232
146	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	165
1,351	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,521
3,491	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	4,035
1,460	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,687
846	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	971
2,605	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	2,923
	TOTAL	20,624
	Government National Mortgage Association—0.0%
3,453	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,921
2,146	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,467
5,364	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,160
6,727	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	7,760
71	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	73
1,142	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,287
674	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	746
224	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	252
86	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	96
1,522	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,713
1,446	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,625
65	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	68

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 889		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	$973
1,062		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	1,162
		TOTAL	28,303
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,387)	54,660
		WARRANT—0.0%
		Energy—0.0%
36	[1]	Nabors Industries Ltd., Warrants (IDENTIFIED COST $0)	209
		PURCHASED CALL OPTIONS—0.0%
109,000		BNP AUD CALL/USD PUT, Notional Amount $109,000, Exercise Price $0.72. Expiration Date 9/3/2021	1,649
109,000		HSBC EUR CALL/USD PUT, Notional Amount $109,000, Exercise Price $1.17. Expiration Date 9/3/2021	651
109,000		HSBC GBP CALL/USD PUT, Notional Amount $109,000, Exercise Price $1.37. Expiration Date 9/3/2021	458
3,000,000		JPM EUR CALL/USD PUT, Notional Amount $3,000,000, Exercise Price $1.23. Expiration Date 9/16/2021	4
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $15,840)	2,762
		PURCHASED PUT OPTION—0.0%
109,000		BNP USD PUT/CAD CALL, Notional Amount $109,000, Exercise Price $1.27. Expiration Date 9/3/2021 (IDENTIFIED COST $370)	1,184
		INVESTMENT COMPANIES—17.5%
408,491		Bank Loan Core Fund	3,946,021
3,806,559		Emerging Markets Core Fund	39,131,426
9,167,264		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	9,170,014
560,904	[6]	High Yield Bond Core Fund	3,595,395
1,430,295		Mortgage Core Fund	14,174,219
369,990		Project and Trade Finance Core Fund	3,281,815
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $69,305,508)	73,298,890
		TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $336,968,161)	411,323,981
		OTHER ASSETS AND LIABILITIES - NET—1.9%[7]	7,832,516
		TOTAL NET ASSETS—100%	$419,156,497

At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
1S&P 500 E-Mini Long Futures	63	$14,239,575	September 2021	$421,896
[1]Amsterdam Index Long Futures	6	$1,115,668	September 2021	$2,992
[1]Australia 10-Year Bond Long Futures	45	$4,799,993	September 2021	$16,588
1CAC 40 10-Year Euro Long Futures	213	$16,795,160	September 2021	$94,630
[1]Canada 10-Year Bond Long Futures	113	$13,088,170	December 2021	$21,256
[1]Euro BTP Long Futures	30	$5,429,917	September 2021	$(53,019)
1FTSE JSE Top 40 Long Futures	138	$5,741,256	September 2021	$(30,579)
1FTSE/MIB Index Long Futures	42	$6,449,377	September 2021	$66,914
1IBEX 35 Index Long Futures	10	$1,042,248	September 2021	$(4,423)
[1]Long GILT Long Futures	29	$5,113,013	December 2021	$(12,385)
1TOPIX Index Long Futures	9	$1,607,099	September 2021	$69,056
[1]United States Treasury Notes 10-Year Ultra Long Futures	1	$148,016	December 2021	$(34)
[1]United States Treasury Ultra Bond Long Futures	4	$789,125	December 2021	$(3,166)
Short Futures:
[1]United States Treasury Notes 2-Year Short Futures	10	$2,203,281	December 2021	$(1,634)
[1]United States Treasury Notes 5-Year Short Futures	2	$247,438	December 2021	$(567)
[1]United States Treasury Notes 10-Year Short Futures	21	$2,802,516	December 2021	$(9,344)
1DAX Index Short Futures	2	$932,793	September 2021	$(892)
[1]Euro Bund Short Futures	92	$19,058,966	September 2021	$(162,570)
1FTSE 100 Index Short Futures	34	$3,317,252	September 2021	$(41,551)
1FTSE Taiwan Index Short Futures	12	$728,760	September 2021	$(10,134)
[1]Hang Seng Index Short Futures	52	$8,609,557	September 2021	$(155,165)
[1]Japan 10-Year Bond Short Futures	4	$5,532,337	September 2021	$(1,466)
1MSCI Singapore IX ETS Short Futures	200	$5,238,573	September 2021	$23,583
1S&P/TSX 60 IX Short Futures	2	$389,934	September 2021	$(5,325)
1SPI 200 Short Futures	42	$5,743,287	September 2021	$(25,759)
[1]United States Treasury Long Bond Short Futures	3	$488,906	December 2021	$(939)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$197,963
The average notional value of long and short futures contracts held by the Fund throughout the period was $94,182,194 and $66,321,545, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/29/2021	Citibank N.A.	2,800,000	AUD	224,321,440 JPY	$9,015
10/29/2021	Bank of America N.A.	400,000	AUD	$294,629	$(1,919)
10/29/2021	JPMorgan Chase	1,900,000	BRL	$346,166	$18,335
10/29/2021	BNP Paribas SA	1,900,000	BRL	$357,490	$7,012
10/29/2021	State Street Bank & Trust Co.	593,234	CAD	400,000 EUR	$(2,662)
10/29/2021	Morgan Stanley	774,723	CAD	$600,000	$14,000
10/29/2021	JPMorgan Chase	2,128,574	CAD	$1,700,000	$(13,017)
10/29/2021	Bank of America N.A.	2,260,872	CAD	$1,800,000	$(8,166)
10/29/2021	Credit Agricole CIB	270,000,000	CLP	$344,304	$3,826
10/29/2021	State Street Bank & Trust Co.	340,000	EUR	$400,567	$1,333
10/29/2021	Bank of America N.A.	100,000	GBP	$137,515	$(14)
10/29/2021	JPMorgan Chase	280,000	GBP	$386,621	$(1,617)
10/29/2021	Bank of America N.A.	1,000,000	GBP	$1,386,786	$(11,772)
10/29/2021	Barclays Bank PLC Wholesale	1,400,000	GBP	$1,939,638	$(14,620)
10/29/2021	Credit Agricole CIB	512,674,125	JPY	$4,650,000	$12,207
10/29/2021	Morgan Stanley	14,078,035	MXN	$700,000	$(4,362)
10/29/2021	Bank of America N.A.	700,000	PEN	$177,152	$(6,125)
10/29/2021	Citibank N.A.	5,429,673	PLN	$1,400,000	$17,730
10/29/2021	Citibank N.A.	8,530,210	PLN	$2,200,000	$27,304
10/29/2021	Credit Agricole CIB	26,800,000	RUB	$353,802	$8,557
11/4/2021	BNP Paribas SA	1,232,994,000	KRW	$1,070,310	$(7,629)
12/9/2021	JPMorgan Chase	78,706	AUD	$60,611	$(3,006)
12/9/2021	Morgan Stanley	45,000	EUR	$55,056	$(1,820)
12/9/2021	JPMorgan Chase	59,176	EUR	$70,240	$(232)
12/9/2021	Morgan Stanley	1,170,000,000	IDR	$80,640	$706
12/9/2021	Barclays Bank PLC Wholesale	6,000,000	INR	$80,591	$802
12/9/2021	JPMorgan Chase	1,251,597	MXN	$61,053	$455
12/16/2021	BNP Paribas SA	2,300,000	CNY	$349,237	$3,868
12/21/2021	Citibank N.A.	70,269	CAD	$58,144	$(2,455)
12/21/2021	Bank of America N.A.	40,970	GBP	$56,854	$(514)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/7/2021	Bank of America N.A.	56,234	AUD	$40,875	$(264)
9/7/2021	Bank of America N.A.	51,719	CAD	$40,875	$(117)
9/7/2021	JPMorgan Chase	23,147	EUR	$27,250	$(83)
9/7/2021	JPMorgan Chase	19,825	GBP	$27,250	$(7)
10/29/2021	JPMorgan Chase	2,800,000	AUD	221,238,332 JPY	$(37,052)
10/29/2021	JPMorgan Chase	1,900,000	BRL	$357,665	$(6,837)
10/29/2021	State Street Bank & Trust Co.	592,526	CAD	400,000 EUR	$3,223
10/29/2021	HSBC Bank USA	437,740	CAD	$350,000	$3,073
10/29/2021	Bank of America N.A.	610,149	CAD	$490,909	$7,341
10/29/2021	Bank of America N.A.	1,633,189	CAD	$1,309,091	$14,721
10/29/2021	Bank of America N.A.	1,691,324	CAD	$1,350,000	$9,556
10/29/2021	JPMorgan Chase	280,000	GBP	$387,582	$2,578
10/29/2021	Barclays Bank PLC Wholesale	280,000	GBP	$388,451	$3,447
10/29/2021	Bank of America N.A.	1,000,000	GBP	$1,388,012	$12,999
10/29/2021	JPMorgan Chase	14,293,366	MXN	$700,000	$(6,278)
10/29/2021	HSBC Bank USA	700,000	PEN	$172,249	$1,222
10/29/2021	Bank of America N.A.	2,607,456	PLN	$676,923	$(3,904)
10/29/2021	Bank of America N.A.	5,475,289	PLN	$1,400,000	$(29,640)
10/29/2021	Morgan Stanley	5,849,535	PLN	$1,523,077	$(4,282)
10/29/2021	Morgan Stanley	26,800,000	RUB	$357,362	$(4,997)
11/4/2021	HSBC Bank USA	1,232,616,000	KRW	$1,064,683	$2,328
12/16/2021	BNP Paribas SA	2,300,000	CNY	$352,561	$(544)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$11,703
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $656,010 and $498,227, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021, the Fund had the following outstanding written options contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JPM	EUR PUT/USD CALL	$3,000,000	September 2021	$1.18	$(21,066)
(Premiums Received $15,091)					$(21,066)
The average market value of written put and call options held by the Fund throughout the period was $12,137 and $3,585, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,711 and $3,943, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,104,779	$600,757	$(827,940)
Emerging Markets Core Fund	$36,224,114	$5,729,287	$(2,800,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$3,404,693	$98,433,209	$(92,665,016)
High Yield Bond Core Fund	$3,191,652	$1,083,608	$(761,400)
Mortgage Core Fund	$12,848,878	$7,515,304	$(6,074,650)
Project and Trade Finance Core Fund	$3,220,130	$61,553	$—
TOTAL OF AFFILIATED TRANSACTIONS	$62,994,246	$113,423,718	$(103,129,006)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2021	Shares Held as of 8/31/2021	Dividend Income
$58,875	$9,550	$3,946,021	408,491	$118,260
$1,046	$(23,021)	$39,131,426	3,806,559	$1,833,826
$558	$(3,430)	$9,170,014	9,167,264	$6,652
$(7,604)	$89,139	$3,595,395	560,904	$133,197
$(247,374)	$132,061	$14,174,219	1,430,295	$177,266
$132	$—	$3,281,815	369,990	$61,537
$(194,367)	$204,299	$73,298,890	15,743,503	$2,330,738

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2021, these restricted securities amounted to $443,875, which represented 0.1% of total net assets.

Additional information on restricted securities held at August 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
HK Electric Investments Ltd.	6/2/2021	$263,941	$259,099
Magnit, GDR	11/4/2020	$88,685	$95,603
Phosagro OAO, GDR	1/3/2019	$57,181	$86,818
XPEL, Inc.	8/2/2021	$2,883	$2,355

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$151,271,182	$—	$4,534	$151,275,716
International	21,368,277	109,763,735	15,299	131,147,311
Debt Securities:
Foreign Governments/Agencies	—	23,827,345	—	23,827,345
Corporate Bonds	—	21,549,428	17,471	21,566,899
U.S. Treasuries	—	4,725,386	—	4,725,386
Asset-Backed Securities	—	3,330,107	—	3,330,107
Government Agencies	—	836,448	—	836,448
Commercial Mortgage-Backed Securities	—	646,220	—	646,220
Collateralized Mortgage Obligations	—	610,844	—	610,844
Mortgage-Backed Securities	—	54,660	—	54,660
Warrant	209	—	—	209
Purchased Call Options	—	2,762	—	2,762
Purchased Put Option	—	1,184	—	1,184
Investment Companies[1]	70,017,075	—	—	73,298,890
TOTAL SECURITIES	$242,656,743	$165,348,119	$37,304	$411,323,981
Other Financial Instruments:
Assets
Futures Contracts	$716,915	$—	$—	$716,915
Foreign Exchange Contracts	—	185,638	—	185,638
Liabilities
Futures Contracts	(518,952)	—	—	(518,952)
Foreign Exchange Contracts	—	(173,935)	—	(173,935)
Written Options Contracts	—	(21,066)	—	(21,066)
TOTAL OTHER FINANCIAL INSTRUMENTS	$197,963	$(9,363)	$—	$188,600

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,281,815 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RUB	—Russian Ruble